As filed with the Securities and Exchange Commission on November 17, 1995
                      Registration No. 33-13990/811-5148
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                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

                        POST-EFFECTIVE AMENDMENT NO. 26

                                      and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  / /

                              AMENDMENT NO. ___

                              THE WOODWARD FUNDS

              (Exact Name of Registrant as Specified in Charter)

                                 c/o NBD Bank
                                900 Tower Drive
                                 P.O. Box 7058
                           Troy, Michigan 48007-7058

                   (Address of Principal Executive Offices)

                        Registrant's Telephone Number:
                                (313) 259-0729

                            W. Bruce McConnel, III
                            DRINKER BIDDLE & REATH
                             1345 Chestnut Street
                     Philadelphia, Pennsylvania 19107-3496
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

        [X] immediately upon filing pursuant to paragraph (b)

        [ ] on (date) pursuant to paragraph (b)

        [ ] 60 days after filing pursuant to paragraph (a)(i)

        [ ] on (date) pursuant to paragraph (a)(i)

        [ ] 75 days after filing pursuant to paragraph (a)(ii)

        [ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

        The purpose of this Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A is to register 1,117,226,401 shares pursuant to Section 24(e)(1) under the Investment Company Act of 1940. The prospectuses and statements of additional information for the Registrant are incorporated herein by reference to Post-Effective Amendment Nos. 24 and 25 to Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 28, 1995 and July 28, 1995, respectively.

                                             Proposed         Proposed
Title of                                     Maximum          Aggregate
Securities               Amount of           Offering         Maximum               Amount of
Being                    Shares Being        Price Per        Offering              Registration
Registered               Registered          Share            Price                 Fee
----------               -------------       ---------        ---------             ------------
Shares of Beneficial     1,117,226,401       $1.47            $1,640,000,000(1)     $328,000.00
Interest, $.10 Par
Value

---------------------
(1) The proposed maximum offering price per share has been calculated based on the weighted average of the anticipated sales based on prices of the Registrant's Funds as determined on November 16, 1995 pursuant to Rule 457(d).


Registrant has previously registered an indefinite number of its shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for its most recent fiscal year ended December 31, 1994 was filed on February 27, 1995. Registrant continues its election to register an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                                  SIGNATURES


               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Detroit, State of Michigan, on the 17th day of November, 1995.

                              THE WOODWARD FUNDS
                                  Registrant

                            /s/ Earl I. Heenan, Jr.
                            -----------------------
                              Earl I. Heenan, Jr.
                      Chairman of the Board and President

               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

    Signatures                   Title                      Date
    ----------                   -----                      ----

/s/ Earl I. Heenan, Jr.
-------------------------
Earl I. Heenan, Jr.                Trustee              November 17, 1995

/s/ Eugene C. Yehle
-------------------------
Eugene C. Yehle                    Trustee              November 17, 1995

/s/ Will M. Caldwell
-------------------------
Will M. Caldwell                   Trustee              November 17, 1995

/s/ Julius L. Pallone
-------------------------
Julius L. Pallone                  Trustee              November 17, 1995

/s/ Nicholas J. De Grazia
-------------------------
Nicholas J. De Grazia              Trustee              November 17, 1995

/s/ Donald G. Sutherland
-------------------------
Donald G. Sutherland               Trustee              November 17, 1995

/s/ Donald L. Tuttle
-------------------------
Donald L. Tuttle                   Trustee              November 17, 1995